Investments in Joint Ventures and Associates (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Schedule of Permanent Investments in joint Ventures and Associates
A.	The investments in joint ventures and associates as of June 30, 2022 and December 31, 2021 were as follows:

	Percentage of investment	June 30, 2022		December 31, 2021
Deer Park Refining Limited Partnership (1)	49.995%	Ps.	—	Ps.	6,703,324
Sierrita Gas Pipeline LLC	35.00%		1,106,464		1,187,170
Frontera Brownsville, LLC.	50.00%		443,427		456,503
Texas Frontera, LLC.	50.00%		186,231		195,814
CH 4 Energía, S. A. de C.V.	50.00%		151,630		174,321
Administración Portuaria Integral de Dos Bocas, S. A. de C.V.	40.00%		112,544		110,344
Other-net	Various		127,350		130,800

Total			2,127,646		8,958,276
(Impairment) in joint venture Deer Park Refining Limited Partnership (2)			—		(6,703,324)

		Ps.	2,127,646	Ps.	2,254,952

(1)
As of December 31, 2021, PEMEX owned 49.995% interest in DPRLP, accordingly DPRLP was recognized through the equity method in the financial statements of PEMEX. As of June 30, 2022, PEMEX owns 100% interest in DPRLP and has control of the company. Accordingly, DPRLP is consolidated in the financial statements of PEMEX.

(2)	As of December 31, 2021, the investment in Deer Park was totally impaired (see subsection B.).

Schedule (Loss) profit Sharing in Joint Ventures and Associates
Profit (loss) sharing in joint ventures and associates:

	June 30,
	2022		2021
Deer Park Refining Limited Partnership	Ps.	—	(3,325,154)
Sierrita Gas Pipeline, LLC.		81,445	66,876
CH4 Energía, S. A. de C.V.		20,809	7,174
Texas Frontera, LLC.		7,256	13,462
Frontera Brownsville, LLC.		7,428	24,115
Ductos el Peninsular, S. A. P. I. de C. V.		26	(2)
Administración Portuaria Integral de Dos Bocas, S.A. de C.V.		2,201	(35,177)
Other, net		41,983	40,422

Profit (loss) sharing in joint ventures and associates, net	Ps.	161,148	(3,208,284)

	For the three-month period June 30,
	2022		2021
Deer Park Refining Limited Partnership	Ps.	—	(1,404,901)
Sierrita Gas Pipeline, LLC.		48,643	33,595
CH4 Energía, S. A. de C.V.		4,344	1,542
Texas Frontera, LLC.		4,264	6,847
Frontera Brownsville, LLC.		4,505	9,139
Ductos el Peninsular, S. A. P. I. de C. V.		(1,096)	18
Administración Portuaria Integral de Dos Bocas, S.A. de C.V.		19,744	(35,177)
Other, net		16,738	22,744

Profit (loss) sharing in joint ventures and associates, net	Ps.	97,142	(1,366,193)

Summary of fair value of identifiable assets acquired
Identifiable assets acquired and liabilities assumed.
The following table summarizes the fair value of the identifiable assets acquired.

Cash and cash equivalents	Ps.	1,597,759	U.S.$	78,310
Inventories		6,918,473		339,091
Other current assets		131,661		6,453

Total current Assets		8,647,893		423,854
Property, Plant and Equipment		29,669,961		1,454,196

Total identifiable net assets acquired	Ps.	38,317,854	U.S.$	1,878,050

Deer Park [Member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Summary of business acquisition consideration transferred
PEMEX’s purchase of control of Deer Park, through the 50.005% interest owned by Shell, included the following:

Cash paid to Shell	Ps.	8,597,743	U.S.$	421,396
Payment of debt to third parties		18,289,066		896,391
Payment of DPRLP’s debt to company partners		3,496,054		171,350

Total consideration paid in cash	Ps.	30,382,863	U.S.$	1,489,137
Settlement of pre-existing relationship		6,663,803		326,609

Total consideration paid in cash and settlement of pre-existing relationship	Ps.	37,046,666	U.S.$	1,815,746

At the acquisition date, considering the amount of the value of the net assets and the consideration transferred, a gain at a bargain purchase was determined as follows:

Total consideration transferred	Ps.	37,046,666	U.S.$	1,815,746
Fair value of the identifiable net assets acquired		(38,317,854)		(1,878,050)

Gain on bargain purchase	Ps.	(1,271,188)	U.S.$	(62,304)